Segmental and Revenue Analysis (Details Textual)	12 Months Ended
Dec. 31, 2018
Other Countries [Member]
Segmental and Revenue Analysis (Textual)
Description of other countries revenue	"Other countries" are comprised of all countries whose revenue, individually, was less than 10% of the Company's total revenue.